PENFIELD PARTNERS, L.P.

                  Index to Financial Statements
                        December 31, 1999



                                                  PAGE(S)

Independent Auditors' Report                        1

Statement of Assets and Liabilities                 2

Statement of Operations                             3

Statements of Changes in Partners' Capital          4

Schedule of Investments                             6

Notes to Financial Statements                      10

                  Independent Auditors' Report


The Partners of
Penfield Partners, L.P.

     We have audited the accompanying Statement of Assets and Liabilities, including the Schedule of Investments, of Penfield Partners, L.P. as of December 31, 1999 and the related Statement of Operations for the year ended and the Statements of Changes in Partners' Capital for each of the two years in the period ended. These financial statements are the responsibility of the Partnership's management. Our responsibility is to express an opinion on these financial statements based on our audits.

     We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned at December 31, 1999 by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

     In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of Penfield Partners, L.P. as of December 31, 1999, the results of its operations for the year then ended and the changes in its partners' capital for each of the two years in the period then ended, in conformity with generally accepted accounting principles.

                              Anchin, Block & Anchin LLP




New York, N.Y.
January 14, 2000

                     PENFIELD PARTNERS, L.P.

               STATEMENT OF ASSETS AND LIABILITIES
                        December 31, 1999



ASSETS

Investments in securities, at fair value          $30,962,928
Cash equivalents                                       51,219
Receivable from broker                              2,204,637
Accrued income                                          4,031
                                                  ___________

     TOTAL ASSETS                                 $33,222,815
                                                  ___________

LIABILITIES

Securities sold short, at fair value              $ 2,573,628
Payable to broker                                   3,283,338
Accrued expenses                                       69,316
Payable for capital withdrawals                     1,048,003
                                                  ___________

     TOTAL LIABILITIES                            $ 6,974,285
                                                  ___________

PARTNERS' CAPITAL

General partners                                    2,433,359
Limited partners                                   23,815,171
                                                  ___________

     TOTAL PARTNERS' CAPITAL                      $26,248,530
                                                  ___________


     TOTAL LIABILITIES AND PARTNERS' CAPITAL      $33,222,815
                                                  ___________

Net asset value per Limited Partner's Unit        $    25,000
                                                  ___________




See Notes to Financial Statements

                     PENFIELD PARTNERS, L.P.

                     STATEMENT OF OPERATIONS
                        December 31, 1999




REALIZED AND UNREALIZED GAIN ON INVESTMENTS
  Realized gains on investments, net    $    53,195
  Unrealized gain on investments, net     4,702,613
                                        ___________

       Total Realized and Unrealized Investment Gain   $4,755,808

INVESTMENT LOSS
  Income
     Interest                                98,104
     Dividends                              504,144
                                        ___________

                                            602,248

  Expenses
     Administrator's fee                    187,468
     Independent general partners' fees      20,000
     Interest                               456,048
     Professional fees                       76,434
     Other                                   29,261
                                        ___________

                                            769,211

       Investment Loss                                  (166,963)
                                                       __________

 NET INCOME                                            $4,588,845
                                                       __________










See Notes to Financial Statements




Page 4
                     PENFIELD PARTNERS, L.P.

            STATEMENT OF CHANGES IN PARTNERS' CAPITAL
              For the Year Ended December 31, 1999


                                 Corporate  Individual
                                 General    General   Limited
                    Total        Partner    Partners  Partners
                    ___________ __________  ________ ___________
PARTNERS' CAPITAL
  Beginning         $21,515,968 $1,578,916  $13,864  $19,923,188
                    ___________ __________  ________ ___________
CHANGES IN CAPITAL FROM
Net Income            4,588,845    957,989    2,384    3,628,472
                    ___________ __________  ________ ____________

Partners' Transactions
Capital contributions 1,450,000     25,000      -      1,425,000
Capital transfers         -       (144,794)     -        144,794
Capital withdrawals  (1,306,283)     -          -     (1,306,283)
                    ___________ __________  ________ ___________
Net Increase
   (Decrease)           143,717   (119,794)     -        263,511
                   ___________ __________  ________ ___________
Total Increase in
  Partners Capital    4,732,562    838,195    2,384    3,891,983
                    ___________ __________  ________ ___________
PARTNERS' CAPITAL-
  Ending            $26,248,530 $2,417,111  $16,248  $23,815,171
                    ___________ __________  ________ ___________

Units Outstanding-
  Beginning             860.64      63.15     .56        796.93
                    ___________ __________  ________ ___________
CHANGES IN UNITS
  OUTSTANDING FROM
  Units Sold             58.00       1.00      -          57.00
  Units Transferred        -        (5.79)     -           5.79
  Units Adjusted for
   Net Income           183.55      38.32     .09        145.14
  Units Repurchased     (52.25)      -         -         (52.25)
                    ___________ __________  ________ __________
  Net Increase          189.30      33.53     .09        155.68
                    ___________ __________  ________ ___________
Units Outstanding-
  Ending              1,049.94      96.68      .65       952.61
                    ___________ __________  ________ ___________

See Notes to Financial Statements



Page 5
                     PENFIELD PARTNERS, L.P.

            STATEMENT OF CHANGES IN PARTNERS' CAPITAL
              For the Year Ended December 31, 1998


                                 CORPORATE  INDIVIDUAL
                                 GENERAL    GENERAL  LIMITED
                    TOTAL        PARTNER    PARTNERS PARTNERS
                    ___________ ___________ ________ ____________
PARTNERS' CAPITAL-
  Beginning         $22,661,216  $1,563,270 $13,930  $21,084,016
                    ___________ ___________ ________ ____________
CHANGES IN CAPITAL FROM
 Net Income             227,226     281,093     (66)     (53,801)
                    ___________ ___________ ________ ____________

Partners' Transactions
Capital contributions 1,825,000      -          -      1,825,000
Capital transfers         -        (265,447)    -        265,447
Capital withdrawals  (3,197,474)     -          -     (3,197,474)
                   ____________ ___________ ________ ____________
Net Decrease         (1,372,474)   (265,447)    -     (1,107,027)
                   ____________ ___________ ________ ____________
Total (Decrease) Increase in
  Partners' Capital  (1,145,248)     15,646     (66)  (1,160,828)
                  ____________ ___________ ________ ____________
PARTNERS' CAPITAL-
  Ending            $21,515,968  $1,578,916 $13,864  $19,923,188
                   ____________ ___________ ________ ____________
Units Outstanding-
  Beginning              906.45       62.53     .56       843.36
                   ____________ ___________ ________ ____________

CHANGES IN UNITS
  OUTSTANDING FROM
  Units Sold              73.00        -         -         73.00
  Units Transferred      -           (10.62)     -         10.62
Units Issued for
   Net Income              9.09       11.24      -         (2.15)
  Units Repurchased     (127.90)        -        -       (127.90)
                       ________      _______  ______    ________
  Net Decrease           (45.81)       0.62      -        (46.43)
                       ________      _______  ______    ________
Units Outstanding-
  Ending                 860.64       63.15     .56       796.93
                       ________      _______  ______    ________


See Notes to Financial Statements


Page 6
                     PENFIELD PARTNERS, L.P.

                     SCHEDULE OF INVESTMENTS
                        December 31, 1999

NUMBER                                                 FAIR
OF SHARES      DESCRIPTION                             VALUE

               COMMON STOCKS 117.96%

               CONSUMER PRODUCTS 6.13%
  140,000      Action Peformance Companies             $1,610,000

               DRUGS AND HEALTHCARE 12.07%
    8,953      Cardiac Control Systems, Inc.,
                 restricted                                 -
   37,500      Jones Pharma, Inc.                       1,628,906
   42,280      Medtronic, Inc.                          1,540,578
                                                       __________
                                                        3,169,484

               ENERGY 1.75%
   15,000      Chesapeake Energy Corp.                     35,625
   16,500      Evercel, Inc.                              424,875
                                                       __________
                                                          460,500

               FINANCIAL SERVICES 5.82%
  107,500      MFC Bancorp Ltd.                           954,063
   50,000      R & G Financial Corp.                      575,000
                                                       __________
                                                        1,529,063

               HEALTHCARE SERVICES 6.26%
  120,000      Accuhealth, Inc.(a)                         15,000
  266,527      Accuhealth, Inc. restricted (a)             33,316
   75,000      Rehabcare Group, Inc.                    1,593,750
                                                       __________
                                                        1,642,066
               INDUSTRIAL AND MACHINERY 1.01%
   31,760      Transnational Industries, Inc.
                restricted (a)                            103,220
   50,000      Transnational Industries, Inc.             162,500
                                                       __________
                                                          265,720

               MANUFACTURING 4.30%
   65,000      CTB International Corp.                    377,812
  100,000      R T I International Metals, Inc.           750,000
                                                       __________
                                                        1,127,812

See Notes to Financial Statements
Page 7

                     PENFIELD PARTNERS, L.P.
               SCHEDULE OF INVESTMENTS (CONTINUED)
                        December 31, 1999

NUMBER                                                 FAIR
OF SHARES      DESCRIPTION                             VALUE

               COMMONS STOCKS (CONTINUED)

               MISCELLANEOUS 2.57%
  133,125      Prison Realty Trust, Inc.               $  673,945


               RESTAURANT, LODGING AND ENTERTAINMENT 7.30%
  315,000      Casino Data Systems                      1,260,000
   50,000      WMS Industries, Inc.                       656,250
                                                       __________
                                                        1,916,250

               RETAILING 4.84%
   21,093      99 Cents Only Stores                       806,807
   25,000      Deb Shops, Inc.                            462,500
                                                       __________
                                                        1,269,307

               SERVICE 11.51%
   40,000      Iron Mountain, Inc.                      1,572,500
  110,000      Laser Pacific Media Corp.                1,106,875
   47,200      Nobel Learning Communities, Inc.           342,200
                                                       __________
                                                        3,021,575


               TECHNOLOGY 29.31%
    1,250      Centennial Technologies, Inc.               13,125
   71,400      Cognitronics Corp.                       1,204,875
   50,000      Concurrent Computer Corp.                  934,375
   55,000      Genrad, Inc.                               886,875
   35,000      Interleaf, Inc.                          1,176,875
   45,000      Measurement Specialties, Inc.              939,375
  112,500      Mecon, Inc.                              1,216,406
   50,000      Media 100, Inc.                          1,321,875
                                                       __________
                                                        7,693,781






See Notes to Financial Statements

Page 8


                     PENFIELD PARTNERS, L.P.
               SCHEDULE OF INVESTMENTS (CONTINUED)
                       DECEMBER 31, 19998


NUMBER                                                 FAIR
OF SHARES      DESCRIPTION                             VALUE

               COMMON STOCKS (CONTINUED)

               TELECOMMUNICATIONS 12.82%
   37,500      Inter Tel, Inc.                       $    937,500
   25,000      Liberty Digital, Inc.                    1,856,250
  182,500      Relm Wireless Corp.                        570,313
                                                     ____________
                                                        3,364,063


               TRANSPORTATION 8.35%
   82,300      Sea Containers Ltd.                      2,191,237



               UTILITIES 3.92%
   50,000      Northeast Utilities                      1,028,125

                                                     ____________
               TOTAL INVESTMENTS IN SECURITIES
                 (COST $22,099,701)                   $30,962,928

                                                     ____________



(a) Affiliated issuer under the Investment Company Act of 1940, in as much as the Fund owns more than 5% of the voting securities of the issuer.

All percentages are relative to Partners' Capital






See Notes to Financial Statements






Page 9
                     PENFIELD PARTNERS, L.P.
                    SCHEDULE OF INVESTMENTS
                        December 31, 1999

SECURITIES SOLD SHORT

NUMBER                                                 FAIR
OF SHARES      DESCRIPTION                             VALUE

               COMMON STOCKS 9.80%

               DRUGS AND HEALTHCARE 1.13%
   30,000      Cell Pathways, Inc.                   $    277,500
    2,900      Chromatics Color Sciences Intl, Inc.        20,391
                                                       __________
                                                          297,891

               ENERGY .14%
   15,000      Chesapeake Energy Corp.                     35,625


               FOOD .58%
   22,800      Gardenburger, Inc.                         151,050


               RETAILING 3.75%
    8,000      Kohls Corp.                                577,500
   25,000      Yankee Candle, Inc.                        407,812
                                                       __________
                                                          985,312


               SHOES AND APPAREL 1.44%
   25,000      Cutter & Buck, Inc.                        378,125


               TECHNOLOGY 2.76%
    1,250      Centennial Technologies, Inc.               13,125
   37,500      Valence Technology, Inc.                   712,500
                                                       __________
                                                          725,625

               TOTAL SECURITIES SOLD SHORT
                 (PROCEEDS $3,166,106)                 $2,573,628





All percentages are relative to Partners' Capital

See Notes to Financial Statements

                     PENFIELD PARTNERS, L.P.

               NOTES TO FINANCIAL STATEMENTS
                        December 31, 1999


ORGANIZATION   Penfield Partners, L.P. ("the Fund") was organized
               in November 1988 in the State of Delaware as a limited partnership for the purpose of trading in securities. The Fund will continue until December
               31, 2028 unless sooner terminated as provided for in the Fund's Agreement of Limited Partnership
               ("the Partnership Agreement"). The Fund's investment objective is to seek long-term capital appreciation by investing and trading primarily in equity securities and securities with equity features of publicly listed companies.

               Effective July 1, 1994, the Fund registered under the Investment Company Act of 1940 ("1940 Act") to operate as a nondiversified management company and a closed-end interval fund.

REPURCHASE     The Fund has adopted certain policies for its
POLICIES       repurchases of units from partners as fundamental
               policies which, under Rule 23c-3 promulgated under the 1940 Act, may not be changed without the vote of the holders of a majority of the outstanding units (as determined under the 1940 Act). These repurchase policies are as follows:

                 (a) The Fund will offer to repurchase units at
               intervals of six months in accordance with the Partnership Agreement.

                 (b) The Fund will allow its partners to submit
               requests for repurchases of units by June 16th and December 17th of each year.

                 (c) The Fund will establish a maximum of
               fourteen days between each deadline for
               repurchase requests and the applicable repurchase date such that repurchases of units shall occur on June 30th and December 31st of each year.

                     PENFIELD PARTNERS, L.P.
                  NOTES TO FINANCIAL STATEMENTS
                        December 31, 1999

REPURCHASE     The Individual General Partners are authorized
POLICIES       under the Partnership Agreement  to establish
(CONTINUED)    other policies relating to repurchases of units
               that are consistent with the 1940 Act. The repurchase of units by the Fund allows partners to redeem units semi-annually, subject to the terms and limitations set forth in the Partnership
               Agreement.

               On November 19, 1999, the Fund offered to repurchase up to 25% of it's outstanding units. Partners holding 4% of the units outstanding prior to the repurchases on December 31, 1999 equal to $1,048,003 elected to tender their units to the Fund for repurchase.

FINANCIAL      The preparation of financial statements in
STATEMENT      conformity with generally accepted accounting
ESTIMATES      principles may require management to make
               estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

VALUATION OF   Purchases and sales of securities are recorded on
SECURITIES     a trade date basis.

               Investments in securities and securities sold short which are traded on a national securities exchange or listed on NASDAQ are valued at the last reported sales price on the last business day of the year. Investments in securities and securities sold short which are traded in the over-the-counter market are valued at the average of the bid and asked prices on the last trade date.

               Securities for which market quotations are not readily available are valued at their fair value as determined in good faith by the Individual
               General Partners.

                     PENFIELD PARTNERS, L.P.

                  NOTES TO FINANCIAL STATEMENTS
                        December 31, 1999


INCOME TAXES   The Fund is not subject to income taxes.  The
               partners report their distributive share of realized income or loss on their own tax returns.

CUSTODY        The Partnership maintains a brokerage account with
CONCENTRATIONS ING Baring LLC.  The Securities Investor
               Protection Corporation (SIPC) insures the brokerage account to the extent of $500,000
               (including up to $100,000 for cash). Amounts in excess of these limits are covered by additonal insurance maintained by the broker.

SECURITIES     The Fund is subject to certain inherent risks
SOLD SHORT     arising from its activities of selling securities
               short. The ultimate cost to the Fund to acquire these securities may exceed the liability reflected in the financial statements. In addition, the Fund is required to maintain collateral with the broker to secure these short positions.

ALLOCATIONS    The net income of the Partnership is allocated
OF INCOME      semiannually on June 30th and December 31st, 20%
(LOSS)         to the Corporate General Partner and 80% to all
               partners in proportion of the number of units held by each. A net loss is allocated among the partners in proportion to the number of units owned by each. If there is a loss for an accounting period, the 20% allocation to the Corporate General Partner will not apply to future periods until the loss has been recovered.

               For the semi-annual period ended June 30, 1999, the fund had net income of $2,936,283. For purposes of the 20% allocation, net income was reduced by a loss carryover from December 31, 1998 of $1,247,044. Net income for the six months ended December 31, 1999 was allocated in accordance with the 20% - 80% formula.

               All net income allocated to partners is
               reinvested. In order to maintain a $25,000 price per unit, the number of units held by each partner at the close of each semiannual period is adjusted to equal the partner's capital account divided by $25,000.

                     PENFIELD PARTNERS, L.P.

                  NOTES TO FINANCIAL STATEMENTS
                        December 31, 1999



RELATED PARTY  The Administration Agreement provides for fees
TRANSACTIONS   payable to the Fund's administrator, the general
               partner of the Corporate General Partner. The administrator's fee is calculated at a rate of .0625% of the net asset value of the Fund at the beginning of each month. (.75% per annum).

               A fee is payable to each of the Independent
               Individual General Partners at $10,000 per annum, plus out-of-pocket expenses incurred by them in performing their duties under the Partnership Agreement.


               The accompanying statement of assets and liabilities includes unpaid fees to the administrator of $49,053.

               At December 31, 1999 the Fund has an investment in Transnational Industries, a private placement security in which an Individual General Partner is a director and an investor through another entity. The investment is valued at $265,720.


PURCHASES AND  Purchases and sales of securities aggregated
SALES OF       $58,886,749 and $60,100,279, respectively.
SECURITIES


SUBSEQUENT     Effective January 1, 2000 partners' capital
CAPITAL        of approximately $2,400,000 was contributed
TRANSACTIONS   to the Partnership.










Page 14
                     PENFIELD PARTNERS, L.P.

                  NOTES TO FINANCIAL STATEMENTS
                        December 31, 1999


SELECTED                                Years Ended
FINANCIAL                               December 31,
INFORMATION         ___________________________________________
                    1999    1998    1997    1996    1995    1994

Ratio of Total
 Expenses to
 Average
 Net Assets         3.10%   1.85%   1.94%   1.53%   2.18%   1.23%

Ratio of
 Investment
 Loss to
 Average
 Net Assets        (.67)%  (.78)%  (.96)%   (.48)% (1.12)% (.48)%

Ratio of Net
 Income to
 Average
 Net Assets         18.49%  .95%    19.28%  10.89%  9.59%  0.65%

Portfolio Turnover
Rate                 1.78    2.39    2.10    1.82   1.19    1.87


Total Return         20.24%  .68%   21.89%  13.41%  10.14%   .53%

